SHAREHOLDERS' EQUITY - Ordinary Shares (Details)									1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2025 $ / shares shares	Nov. 07, 2024 USD ($) $ / shares shares	Sep. 18, 2024 USD ($) $ / shares shares	Aug. 26, 2024 USD ($) $ / shares shares	May 31, 2024 employee $ / shares shares	May 14, 2024 USD ($) $ / shares shares	Aug. 20, 2020 USD ($) $ / shares shares	Jan. 04, 2019 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 18, 2024 USD ($) item shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 08, 2024 $ / shares shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized | shares	50,000,000										2,000,000		2,000,000
Common stock par value, per share | $ / shares	$ 0.001										$ 0.025		$ 0.025
Conversion ratio	0.04
Common share price per share | $ / shares				$ 28
Share price | $ / shares											$ 2.55
Recognized as construction in progress				$ 26,164		$ 24,761
Employees and officers | employee					13
Payroll, payroll taxes and others											$ 49,737	$ 897,698
Closing market price												$ 24,761
Exercise price of warrants | $ / shares											$ 5.4
Warrants outstanding | shares											579,001
Proceeds from warrant exercises											$ 324,000
Total value of underwriter warrants											$ 528,400		$ 1,424,932
Employees and Officers
SHAREHOLDERS' EQUITY
Payroll, payroll taxes and others													1,493,418
Common Stock
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares						$ 26.5
Issued expert as consideration | shares						935
Recognized as construction in progress						$ 23
Number of shares issued consideration for services | shares				935								934
Closing market price				$ 24								$ 23
Shares issued exercise of warrants | shares											60,000
Common Stock | Employees and Officers
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares					$ 31.75
Share-based compensation (in shares) | shares					47,037
Share-based compensation													1,176
Additional Paid in Capital
SHAREHOLDERS' EQUITY
Recognized as construction in progress						$ 24,738
Closing market price				$ 26,140								$ 24,738
Additional Paid in Capital | Employees and Officers
SHAREHOLDERS' EQUITY
Share-based compensation													$ 1,492,242
Series A warrant
SHAREHOLDERS' EQUITY
Exercise price of warrants | $ / shares		$ 33.75							$ 5.4					$ 5.4
Shares issued exercise of warrants | shares									60,000
Warrants outstanding | shares		108,889									579,001		639,001	680,557
Number of investors exercised | item										4
Proceeds from warrant exercises										$ 224,400
Total value of underwriter warrants											$ 528,400		$ 1,424,932
Net proceeds from exercise of warrants									$ 324,000		$ 324,000
Series A warrant | Common Stock
SHAREHOLDERS' EQUITY
Shares issued exercise of warrants | shares										41,556
Series B warrant
SHAREHOLDERS' EQUITY
Exercise price of warrants | $ / shares		$ 5.4
Shares issued exercise of warrants | shares		342,303
Proceeds from warrant exercises		$ 8,558
Series B warrant | Common Stock
SHAREHOLDERS' EQUITY
Shares exercised at a price of 90% of the lowest trading price | shares		67,858
Percentage of lowest trading price		90.00%
IPO
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares						$ 125
Gross proceeds						$ 6,207,295
Deferred offering costs						$ 2,103,816
IPO | Network 1 Financial Securities, Inc.
SHAREHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares						49,659
Second closing of IPO
SHAREHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares								775
Gross proceeds								$ 96,805
Share price | $ / shares								$ 125
Costs of private placement								$ 26,399
Security Purchase Agreement
SHAREHOLDERS' EQUITY
Common stock, shares authorized | shares							1,376
Common stock par value, per share | $ / shares							$ 82.5
Gross proceeds							$ 113,507
Private placement
SHAREHOLDERS' EQUITY
Common stock par value, per share | $ / shares			$ 0.025
Common share price per share | $ / shares			$ 22.5
Number of shares that each unit includes | shares			1
Proceeds from issuance			$ 2,170,000